Share-Based Compensation (Details) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 26, 2024	Jul. 16, 2024	Jul. 11, 2024	Jul. 12, 2023	Jul. 11, 2023	Jan. 01, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 09, 2024	Feb. 01, 2024	Jul. 25, 2023	Jul. 14, 2023
Share-Based Compensation [Line Items]
Percentage of outstanding shares of common stock							4.00%
Remaining shares available for issuance			416,667
Compensation expense (in Dollars)								$ 668,974	$ 549,031		$ 3,547,009	$ 1,361,044	$ 119,246	$ 0
Common stock, shares issued	[1]							1,861,914			1,861,914		484,187
Aggregate of stock options		20,834	64,183
Weighted average exercise price (in Dollars per share)					$ 57
Weighted average fair value options granted (in Dollars per share)											$ 1.76	$ 41.04	$ 3.16
Granted of aggregate shares													256,000
Share issued as fully vested								2,438	0
Prepaid and other assets (in Dollars)								$ 176,471			$ 176,471		$ 948,581
Long-Term Prepaid Expense (in Dollars)								$ 110,294			$ 110,294		$ 242,647
Share based compensation recognized expense (in Dollars)						$ 187,200
Issuance of shares						40,000
Aggregate of stock options													740,000
Share price (in Dollars per share)													$ 5.3
Recognized stock options (in Dollars)													$ 222,480
Shares granted													256,000
Deemed capital contribution (in Dollars)													$ 163,228
Common Stock [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued													5,810,089		41,629	41,630	3,797
Shares granted	[2]									(120,919)
Common stock shares issued	[2]								117,925
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Remaining shares available for issuance								351,034			351,034
Compensation expense (in Dollars)						$ 187,200
Florida State University Research Fund, Inc. [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)											$ 2,625,000		$ 2,730,685
Trevally, LLC and Carmel, Milazzo & Feil LLP [Member]
Share-Based Compensation [Line Items]
Common stock shares issued													120,000	100,000
Carmel, Milazzo & Feil LLP [Member]
Share-Based Compensation [Line Items]
Common stock shares issued													776,471	0
Share Based Compensation [Member]
Share-Based Compensation [Line Items]
Weighted average fair value options granted (in Dollars per share)											$ 10.92
Equity Option [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)								$ 15,246	$ 233,728			$ 233,728
RSU [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)								$ 0	37,338			668
Granted of aggregate shares					2,672
Shares of common stock								0			21,338
Restricted Stock Units [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued						40,000
Recognized stock options (in Dollars)														$ 0
Research and Development [Member]
Share-Based Compensation [Line Items]
Aggregate of stock options													2,730,685	0
Research and Development Expense [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)								$ 600,000			$ 3,227,300	$ 188,908
Research and Development Expense [Member] | Florida State University Research Fund, Inc. [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)											$ 103,385
Vendors [Member]
Share-Based Compensation [Line Items]
Compensation expense (in Dollars)									$ 0
Share issued as fully vested											0	77,500
Director [Member]
Share-Based Compensation [Line Items]
Aggregate of stock options													30,188
Common Stock [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued						3,336
Common Stock [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Share issued as fully vested											0	45,191
Share-Based Payment Arrangement, Nonemployee One [Member]
Share-Based Compensation [Line Items]
Share issued as fully vested													552,799
Share based payments, common stock issued													525,000
Share-Based Payment Arrangement, Nonemployee Two [Member]
Share-Based Compensation [Line Items]
Share issued as fully vested														0
Share based payments, common stock issued													405,000
Forecast [Member]
Share-Based Compensation [Line Items]
Percentage of vested				100.00%
IPO [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued								25,335			25,335							117,925
Aggregate of stock options					50,664
Share price (in Dollars per share)														$ 1
IPO [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Common stock, shares issued																		1,415,095

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.
[2]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.